UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: November 15, 2004



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     82

Form 13F Information Table Value Total:     $304,648
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None




ACTIVE POWER INC          COM      00504W100     3,185  1,158,269   SH         Sole      1,158,269
ADVANCIS PHRMCTCL        COM       00764L109     3,826    469,489   SH         Sole        469,489
AETNA INC                COM       00817Y108       200      2,000   SH         Sole          2,000
AGERE SYS INC           CL B       00845V209       110    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC      COM      00950H102     6,351  1,169,568   SH         Sole      1,169,568
ALLSTATE CORP            COM       020002101       374      7,800   SH         Sole          7,800
ALLTEL CORP              COM       020039103       664     12,100   SH         Sole         12,100
AON CORP                  COM      037389103       552     19,200   SH         Sole         19,200
ASHLAND INC              COM       044204105       400      7,125   SH         Sole          7,125
AVANT IMMUNOTHER          COM      053491106     1,545    903,708   SH         Sole        903,708
BANK OF AMERICA           COM      060505104       354      8,180   SH         Sole          8,180
BANKNORTH GROUP           COM      06646R107       336      9,600   SH         Sole          9,600
BEAR STERNS COS           COM      073902108       365      3,800   SH         Sole          3,800
BEARINGPOINT INC          COM      074002106       275     30,725   SH         Sole         30,725
BELO CORP             COM SER A    080555105       259     11,500   SH         Sole         11,500
BMC SOFTWARE INC          COM      055921100       198     12,500   SH         Sole         12,500
BOEING CO                COM       097023105       604     11,700   SH         Sole         11,700
BP PLC                 SPONS ADR   055622104       574      9,975   SH         Sole          9,975
BRSTL MYRS SQUIBB        COM       110122108       330     13,925   SH         Sole         13,925
BRKLNE BANCRP INC        COM       11373M107       169     10,800   SH         Sole         10,800
CAPSTONE TURBINE         COM       14067D102     3,099  2,025,467   SH         Sole      2,025,467
CIGNA CORP                COM      125509109       219      3,150   SH         Sole          3,150
CISCO SYS INC            COM       17275R102       284     15,707   SH         Sole         15,707
CIT GROUP INC            COM       125581108       545     14,575   SH         Sole         14,575
CITIGROUP INC            COM       172967101       507     11,500   SH         Sole         11,500
CNF INC                  COM       12612W104       505     12,325   SH         Sole         12,325
COMMERCE ONE INC         COM       200693208        18     99,727   SH         Sole         99,727
COMPUTER ASSOC INT        COM      204912109     1,409     53,575   SH         Sole         53,575
COUNTRWDE FINANCL         COM      222372104       488     12,398   SH         Sole         12,398
CYBERONICS INC            COM      23251P102    26,996  1,319,446   SH         Sole      1,319,446
CYTEC IND INC            COM       232820100       384      7,850   SH         Sole          7,850
DEX MEDIA INC            COM       25212E100       594     28,050   SH         Sole         28,050
DIVERSA CORP              COM      255064107    13,687  1,639,153   SH         Sole      1,639,153
EASTMAN KODAK CO          COM      277461109       387     12,000   SH         Sole         12,000
FEDERTD DPT STO           COM      31410H101       241      5,300   SH         Sole          5,300
GANNETT INC              COM       364730101       469      5,600   SH         Sole          5,600
GENAERA CORP              COM      36867G100       169     43,313   SH         Sole         43,313
GENVEC INC                COM      37246C109     6,687  2,591,790   SH         Sole      2,591,790
GENZYME CORP GENL        COM       372917104       701     12,880   SH         Sole         12,880
HARRAHS ENTMT INC        COM       413619107       323      6,100   SH         Sole          6,100
HASBRO INC                COM      418056107       507     26,975   SH         Sole         26,975
HLTH MNGMNT ASSOC       CL A       421933102       235     11,500   SH         Sole         11,500
HEALTH NET INC            COM      42222G108       663     26,825   SH         Sole         26,825
HEWLETT PACKARD CO        COM      428236103       781     41,650   SH         Sole         41,650
HUMN GENOME SCINCES       COM      444903108     4,091    374,994   SH         Sole        374,994
INTL GAME TECHNOLOGY      COM      459902102       360     10,000   SH         Sole         10,000
IVILLAGE INC              COM      46588H105    15,003  2,500,581   SH         Sole      2,500,581
KNIGHT RIDDER INC        COM       499040103       406      6,200   SH         Sole          6,200
LEAR CORP                COM       521865105       656     12,050   SH         Sole         12,050
LEE ENTERPRISES INC      COM       523768109       361      7,800   SH         Sole          7,800
LOEWS CORP                COM      540424108       532      9,100   SH         Sole          9,100
LUCENT TECHNOLOGIES       COM      549463107     1,276    402,614   SH         Sole        402,614
MBIA INC                  COM      55262C100       370      6,350   SH         Sole          6,350
MCKESSON CORP            COM       58155Q103       334     13,025   SH         Sole         13,025
MEDIA GEN INC            CL A      584404107       218      3,900   SH         Sole          3,900
MEMORY PHARMTCLS CORP    COM       58606R403     2,339    305,413   SH         Sole        305,413
METLIFE INC              COM       59156R108       787     20,350   SH         Sole         20,350
MGM MIRAGE                COM      552953101       283      5,700   SH         Sole          5,700
MILLENNIUM PHARMA        COM       599902103     1,093     79,938   SH         Sole         79,938
MOBILE TLSYSTEMS OJSC SPONS ADR    607409109     2,231     15,385   SH         Sole         15,385
MONEYGRAM INTL INC        COM      60935Y109       260     15,200   SH         Sole         15,200
NEW YORK TIMES CO        CL A      650111107       438     11,200   SH         Sole         11,200
NITROMED INC              COM      654798503   130,389  5,469,333   SH         Sole      5,469,333
OLD REP INT CORP          COM      680223104       380     15,187   SH         Sole         15,187
PEOPLESOFT INC            COM      712713106       435     21,900   SH         Sole         21,900
QUOVADX INC               COM      74913K106       193    101,106   SH         Sole        101,106
RADISYS CORP              COM      750459109       740     53,064   SH         Sole         53,064
RAYMOND JAMES FNCL        COM      754730109       212      8,800   SH         Sole          8,800
ROSTELECOM LNG DIS     SPONS ADR   778529107     1,444    106,723   SH         Sole        106,723
SARA LEE CORP            COM       803111103       541     23,650   SH         Sole         23,650
SENOMYX INC              COM       81724Q107    24,198  2,688,973   SH         Sole      2,688,973
SUPERIOR INDS INTL        COM      868168105       261      8,700   SH         Sole          8,700
SYBASE INC                COM      871130100       225     16,300   SH         Sole         16,300
TERCICA INC              COM       88078L105    24,003  2,666,998   SH         Sole      2,666,998
THE MCCLATCHY CO        CL A       579489105       361      5,100   SH         Sole          5,100
TORCHMARK CORP            COM      891027104       360      6,775   SH         Sole          6,775
UNION PAC CORP            COM      907818108       524      8,950   SH         Sole          8,950
VIA NET WRKS INC          COM      925912107        38     58,000   SH         Sole         58,000
VICURON PHARMACTCLS      COM       926471103     7,228    492,344   SH         Sole        492,344
WASHINGTON MUT INC        COM      939322103       223      5,700   SH         Sole          5,700
WHIRLPOOL CORP            COM      963320106       613     10,200   SH         Sole         10,200
WISCONSIN ENERGY          COM      976657106       672     21,075   SH         Sole         21,075

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